Transactions with Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Transactions with Related Parties

17. TRANSACTIONS WITH RELATED PARTIES

During the three months ended March 31, 2020 and 2019, related party transactions, other than compensation and similar arrangements in the ordinary course of business, were as follows:

i.

Unsecured convertible promissory notes and unsecured non-convertible promissory notes, received by Esse Effe and Maya at the closing of the Business Combination, pursuant to the terms of the Stock Purchase Agreement. Maya is affiliated with Dario Calogero and the shares are beneficially owned by Mr. Calogero who is the Chief Executive Officer and a director of Kaleyra. Esse Effe is affiliated with a former director of the Company and which holds an interest in the Company. The outstanding amount due by the Company was $15.0 million plus $152,000 of accrued interest as of March 31, 2020 ($15.0 million plus $43,000 of accrued interest as of December 31, 2019). See Note 9 – Notes Payable – for additional information;

ii.

Unsecured promissory notes issued by the Company to the Sponsor and GigFounders, LLC. The outstanding amount due by the Company was $1.9 million. Accrued interest on these promissory notes amounted to $19,000 as of March 31, 2020 ($1.9 million and $5,000 of accrued interest as of December 31, 2019). See Note 9 – Notes Payable – for additional information;

iii.

Legal services rendered by a partner of Studio Legale Chiomenti, that is a family member of a key manager of the Company. Costs incurred by the Company for the above services were $56,000 and zero in the three months ended March 31, 2020 and 2019;

iv.

Loans granted to Company’s directors and executive managers (at the reporting date, also Company’s stockholders) whose outstanding amount was $21,000 and $22,000 as of March 31, 2020 and December 31, 2019, respectively; and

v.

As of March 31, 2020 and December 31, 2019, the outstanding obligation for preference shares due to executive managers was $1,000 and $1.8 million, respectively. As mentioned above, in the three months ended March 31, 2020, as a result of a modification of the 2018 Solutions Infini Purchase Agreement, a significant portion of the liability for preference shares was reversed to the statement of operations. See Note 10 – Preference Shares Liabilities – for further details.

The following table presents the expenses for transactions with related parties reported in the condensed consolidated statements of operations (in thousands):

	Three Months Ended March 31,
	2020	2019
Research and development	$—	$94
General and administrative	56	94
Financial income (expense), net	122	—

25. TRANSACTIONS WITH RELATED PARTIES

During the year ended December 31, 2019 and 2018, related party transactions, other than compensation and similar arrangements in the ordinary course of business, were as follows:

i.

Unsecured convertible promissory notes and unsecured non-convertible promissory notes, received by Esse Effe and Maya at the closing of the Business Combination, pursuant to the terms of the Stock Purchase Agreement. Maya is affiliated with Dario Calogero and the shares are beneficially owned by Mr. Calogero who is the Chief Executive Officer and a director of Kaleyra. The outstanding amount due by the Company was $15.0 million plus $43,000 of accrued interest as of December 31, 2019 (zero as of December 31, 2018). See Note 11—Notes Payable for additional information;

ii.

Unsecured promissory notes issued by the Company to the Sponsor and GigFounders, LLC. The outstanding amount due by the Company was $1.9 million including $5,000 of accrued interest as of December 31, 2019 (zero as of December 31, 2018). See Note 11—Notes Payable for additional information;

iii.

Certain consulting services on business strategy, rendered by Esse Effe, a company incorporated in Italy in which a director of the Company holds an interest. Costs incurred by the Company for the above consulting services were zero and $118,000 in the years ended December 31, 2019 and 2018, respectively. The outstanding amount due by the Company to Esse Effe was zero and $35,000 as of December 31, 2019 and 2018; respectively;

iv.

Legal services rendered by a partner of Studio Legale Chiomenti, that is a family member of a key manager of the Company. Costs incurred by the Company for the above services were $694,000 and $204,000 in the years ended December 31, 2019 and 2018, respectively; and

v.

Loans granted to Company’s directors and executive managers (at the reporting date, also Company’s stockholders) whose outstanding amount was $22,000 and $67,000 as of December 31, 2019 and 2018, respectively. In November 2019, one of the two existing loans granted to the Company’s directors and executive managers was reimbursed in full for a total amount of $36,000. The Company earned interest income on such loans of $600 and $700 for the years ended December 31, 2019 and 2018, respectively.

vi.

As of December 31, 2019, the outstanding obligation for preference shares due to executive managers was $1.8 million. In addition, during the year ended December 31, 2019, the Company incurred $360,000 of compensation expense for executive managers, relating to preference shares compensation.

The following table presents the expenses for related parties reported in the consolidated statements of operations (in thousands):

	Year Ended December 31,
	2019	2018
Research and development	$180	$200
General and administrative	$874	$1,112

vii.

In 2016, Alessandra Levy, the spouse of the Company’s Chief Executive Officer, Dario Calogero, joined Kaleyra S.p.A. as an employee. Kaleyra S.p.A. was awarded certain contracts for services previously provided by Ms. Levy while employed by a prior company. These contracts had a cumulative value of $481,000 through 2018. Ms. Levy received no remuneration from Kaleyra S.p.A. or any third parties for her role in assisting Kaleyra S.p.A. in obtaining the contracts. In 2018, these contracts were completed and Ms. Levy transitioned to a new role within the marketing team of Kaleyra S.p.A. From 2016 to 2018, Ms. Levy was paid salary and benefits in the total amount of $638,000. Ms. Levy received salary and benefits in the amount of $239,000 for the year ended December 31, 2019.